Segments - Revenue by Product or Service (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue by Classes of Similar Products or Services
Revenue	$ 73,620	$ 77,147	$ 79,591
Cloud & Cognitive Software | Software
Revenue by Classes of Similar Products or Services
Revenue	19,107	18,649	17,906
Cloud & Cognitive Software | Services
Revenue by Classes of Similar Products or Services
Revenue	4,159	4,076	3,795
Cloud & Cognitive Software | Systems
Revenue by Classes of Similar Products or Services
Revenue	110	166	156
Global Business Services | Software
Revenue by Classes of Similar Products or Services
Revenue	180	156	151
Global Business Services | Services
Revenue by Classes of Similar Products or Services
Revenue	15,896	16,527	16,439
Global Business Services | Systems
Revenue by Classes of Similar Products or Services
Revenue	86	115	206
Global Technology Services | Software
Revenue by Classes of Similar Products or Services
Revenue	399	338	371
Global Technology Services | Services
Revenue by Classes of Similar Products or Services
Revenue	19,632	20,768	22,222
Global Technology Services | Maintenance
Revenue by Classes of Similar Products or Services
Revenue	4,815	5,183	5,484
Global Technology Services | Systems
Revenue by Classes of Similar Products or Services
Revenue	967	1,072	1,069
Systems | Servers
Revenue by Classes of Similar Products or Services
Revenue	3,466	3,746	3,996
Systems | Storage
Revenue by Classes of Similar Products or Services
Revenue	1,801	1,920	2,114
Systems | Software
Revenue by Classes of Similar Products or Services
Revenue	1,359	1,528	1,499
Systems | Services
Revenue by Classes of Similar Products or Services
Revenue	351	410	425
Global Financing | Financing
Revenue by Classes of Similar Products or Services
Revenue	834	1,120	1,223
Global Financing | Used equipment sales
Revenue by Classes of Similar Products or Services
Revenue	$ 289	$ 281	$ 366